Significant dispositions - Additional Information (Detail) - Private debt Global Asset Management business [member] $ in Millions	12 Months Ended
Oct. 31, 2019 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Pretax gain on disposal of business	$ 142
Gain on disposal of business,after tax	$ 134